Stockholders' Equity (Deficit) (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended					9 Months Ended		12 Months Ended
	Mar. 31, 2019	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Sep. 16, 2009	Dec. 31, 2007	Mar. 31, 2007
Preferred stock, shares authorized	10,000,000	10,000,000					10,000,000		10,000,000	10,000,000
Preferred stock, par value	$ 0.001	$ 0.001					$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares issued
Preferred stock, shares outstanding
Number of shares issued during period							59,215,648
Number of shares issued during period, value		$ 175,000	$ 325,000	$ 325,000			$ 825,000			$ 2,495,388
Common stock average closing price										$ 0.02
Accounts payable and accrued liabilities										$ 626,388
Increase in additional paid-in capital							$ 101,387			525,000
Number of shares issued for employees for services and compensation, shares							241,000,000
Number of shares issued for employees for services and compensation							$ 3,865,500			$ 6,727,235
Common stock issued for services and compensation		1,160,524	1,515,915			$ 10,000			$ 6,787,600
Number of common stock repurchased			$ 102			$ 91,000			$ 91,000
Reduction of common stock, value		200,000					200,000
Reduction of additional paid on capital		3,180,000					3,180,000
Reduction of prepaid assets		$ 3,380,000					$ 3,380,000
Common stock, shares issued	2,640,161,318	3,003,490,408					3,003,490,408		2,640,161,318	2,169,661,318
Common stock, shares outstanding	2,640,161,318	3,003,490,408					3,003,490,408		2,640,161,318	2,169,661,318
Shares granted in period
Nonqualified Plan [Member]
Number of shares authorized												65,000	65,000
Shares granted in period									47,500	47,500
Qualified Plan [Member]
Number of shares authorized											125,000
Shares granted in period									42,500	42,500
Joint Venture Agreement [Member]
Number of common stock cancelled, shares	200,000,000
Convertible Promissory Note [Member]
Number of common stock repurchased, shares							5,150
Number of common stock repurchased							$ 102
Number of common stock cancelled, shares							22,500,000
Beneficial conversion feature							$ 1,000,000
Employees [Member]
Number of shares issued for employees for services and compensation, shares								285,618,592
Number of shares issued for employees for services and compensation								$ 831,800
Common stock issued for services and compensation								1,844,639
Remaining common stock issued to employees compensation								2,020,861
Reduction of common stock, value		$ 22,500					$ 22,500
Stock based compensation expense		$ 0			$ 0			$ 0	$ 0	$ 0
Preferred Stock [Member] | Maximum [Member]
Preferred stock, shares authorized	50,000,000	50,000,000					50,000,000		50,000,000
Preferred stock, par value	$ 0.001	$ 0.001					$ 0.001		$ 0.001
Common Stock [Member]
Number of shares issued during period										267,127,500
Number of common stock repurchased, shares										7,000,000